PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT & EQUIPMENT
PROPERTY, PLANT & EQUIPMENT

NOTE 5: PROPERTY, PLANT & EQUIPMENT

Property, plant and equipment consists of the following:

	December 31,	December 31,
	2012	2011

Computer & Peripherals	$25,478	$22,550
Accumulated Deprecation	(18,435)	(14,552)
Property Plant & Equipment, Net	$7,043	$7,998

Depreciation expense totaled $3,883 and $5,553 for the years ended December 31, 2012 and 2011, respectively.